Filed pursuant to Rule 497(a)

File No. 333-175624

Filed pursuant to Rule 497(a)

File No. 333-175624

SIERRA

I NCOME CORPORATION

VIRTUAL KIT

SIERRA

INCOME CORPORATION

Sierra Income Corporation is a publicly registered non-traded business development company that is assembling a portfolio of high quality senior debt investments in privately owned U.S. middle market companies. Sierra’s objective is to generate current income, and to a lesser extent, long term capital appreciation.

Investor Inquiries: Please contact your financial professional

Broker Dealer/RIA Inquiries: 877-373-2522

Securities offered through SC Distributors, LLC, dealer manager and member FINRA and SIPC. Realty Capital Securities, Member FINRA and SIPC, acts as a wholesale distribution partner in connection with the distribution of Sierra Income Corporation shares. This is a speculative security that involves a high degree of risk, including the potential loss of the entire amount invested. Photos are for illustration purposes only.

SIERRA

INCOME CORPORA TION

To view electronic versions of the prospectus and investor materials, please visit:

SIC.thevlrtualklt.com

VIRTUAL KIT

SIERRA

INCOME CORPORATION

Si erra Income Corporation

C/O DST Systems,Inc. P.O.Box 219731

Kansas City,MO 64121-9731

12/14 S10192VK